CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Secured Long-term debt:
Total Secured Long-term debt	$ 10,619,826	$ 9,726,428
Obligations under finance leases	75,649	81,730
Obligation under Rocky Mountain transactions	26,861	25,196
Patronage capital and membership fees	1,072,642	1,016,747
Subtotal	11,794,978	10,850,101
Less: long-term debt and finance leases due within one year	(208,649)	(217,440)
Less: unamortized debt issuance costs	(102,914)	(100,680)
Less: unamortized bond discounts on long-term debt	(16,651)	(10,542)
Total capitalization	11,466,764	10,521,439
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.65% at December 31, 2020) due in quarterly installments through 2046
Secured Long-term debt:
Total Secured Long-term debt	2,430,810	2,526,867
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 3.87% (average rate of 2.87% at December 31, 2020) due in quarterly installments through 2044
Secured Long-term debt:
Total Secured Long-term debt	3,554,205	3,013,348
National Rural Utilities Cooperative Finance Corporation (CFC) | First mortgage notes payable to National Rural Utilities Cooperative Finance Corporation at interest rate of 4.90% due in quarterly installments through 2020
Secured Long-term debt:
Total Secured Long-term debt	0	391
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Total Secured Long-term debt	300,000	300,000
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Total Secured Long-term debt	500,000	500,000
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Total Secured Long-term debt	400,000	400,000
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Total Secured Long-term debt	4,041	5,052
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Total Secured Long-term debt	450,000	450,000
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Total Secured Long-term debt	300,000	300,000
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Total Secured Long-term debt	250,000	250,000
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Total Secured Long-term debt	250,000	250,000
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Total Secured Long-term debt	250,000	250,000
Public | First Mortgage Bonds Payable: Series 2018A First Mortgage Bonds, 5.05% Due 2048
Secured Long-term debt:
Total Secured Long-term debt	500,000	500,000
Public | First Mortgage Bonds Payable Series 2020A First Mortgage Bonds, 3.75% Due 2048
Secured Long-term debt:
Total Secured Long-term debt	450,000	0
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2009A Heard and Monroe, and 2009B Monroe, Weekly rate bonds, 1.80%, due 2030 through 2038
Secured Long-term debt:
Total Secured Long-term debt	112,055	112,055
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2010A Burke and Monroe, and 2010B Burke, Weekly rate bonds, 1.71% to 1.82%, due 2036 through 2037
Secured Long-term debt:
Total Secured Long-term debt	133,550	133,550
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 2.40% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Total Secured Long-term debt	212,760	212,760
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A Burke, Heard, Monroe and 2017B Burke, Indexed put bonds - weekly reset, 2.81% due 2040 through 2045
Secured Long-term debt:
Total Secured Long-term debt	122,620	122,620
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125%, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	200,000	200,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3, 2025, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	100,000	100,000
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 F Burke, Remarketed in 2018 to term rate bonds, 3.00% through February 1, 2023, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	$ 99,785	$ 99,785